Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 03, 2023	Nov. 09, 2022
Related Party Transaction [Line Items]
Investments	$ 25,551	$ 24,752
Revenue from related party transactions	$ 2,970	$ 3,253
Notes receivable, commitment to purchase				$ 5,500
Sale of private placement warrants (in shares)	225,223	225,223	10,000,000	316,250
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 14.69	$ 19.93		$ 0.0575
Senior Secured Notes Receivable
Related Party Transaction [Line Items]
Approval of note holders to amend agreement				66.66%
One Tranche Of Notes
Related Party Transaction [Line Items]
Amount of Notes purchased				$ 10
Sale of private placement warrants (in shares)				575
LanzaJet Freedom Pines Fuels LLC
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount				$ 147,000
LanzaJet Freedom Pines Fuels LLC | Senior Secured Notes Receivable
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount				$ 113,500
Line of credit facility, interest rate				6.00%
LanzaJet Freedom Pines Fuels LLC | Subordinated Secured Notes Receivable
Related Party Transaction [Line Items]
Notes receivable, aggregate principal amount				$ 33,500
Line of credit facility, interest rate				6.00%
Related Party Transition Services Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenue from related party transactions	$ 185	$ 495
Related Party Investment Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenue from related party transactions		428
Related Party Supply Agreement | Equity Method Investee
Related Party Transaction [Line Items]
Revenue from related party transactions	289	282
Related party fees	$ 645	$ 1,223